2. Summary of Significant Accounting Policies (Details-Deferred Financing Costs) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounting Policies [Abstract]
Deferred financing costs, beginning balance	$ 598	$ 0
Additions	82	598
Write-offs	(11)	0
Deferred financing costs, ending balance	669	598
Less accumulated amortization	(20)	(2)	0
Deferred financing costs, net	$ 649	$ 596